Business Combination	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Business Combination
4 1 .	Business Combination
KT Skylife Co., Ltd., a subsidiary of the Group, acquired 7,000,000 common shares (100%) of Hyundai HCN Co., Ltd. for
￦
515,091 million on September 30, 2021 to strengthen the competitiveness of the paid broadcasting business and create synergy and changed its name to HCN Co., Ltd.
KT ES Pte. Ltd., a subsidiary of the group, acquired 81,320,642 common shares (100%) of Epsilon Global Communications Pte. Ltd. for USD 135 million on September 30, 2021 to expand its global telecommunications business and create synergy.
The details of major business combinations that occurred for the year ended December 31, 2021, are as follows.

( I n millions of Korean won)	Major transfer business	Business combination date	Transfer price
HCN Co., Ltd.	Cable television service	Sep. 30, 2021	￦	515,091
Epsilon Global Communications Pte. Ltd.	Network service industry	Sep. 30, 2021		159,738
The values of assets and liabilities acquired on the acquisition date from major business combinations for the year ended December 31, 2021, are as follows:

( I n millions of Korean won)	HCN Co., Ltd.		Epsilon Global Communications Pte. Ltd.
I. Total transfer price (A)	￦	515,091	￦	159,738
II. Amount recognized as identifiable assets and liabilities
Non-current assets		243,397		73,810
Current assets		104,574		19,003
Non-current liabilities		49,409		36,773
Current liabilities		36,151		46,008
Total identifiable net assets (B)		262,411		10,032
III. Non-controlling interest (C)		—		—
IV. Fair value of net assets acquired (D=B-C)		262,411		10,032

V. Goodwill (E=A-D)	￦	252,680	￦	149,706

The fair values of assets and liabilities acquired on the acquisition date from major business combinations for the year

( I n millions of Korean won)	HCN Co., Ltd.		Epsilon Global Communications Pte. Ltd.
Fair value of identifiable assets	￦	347,971	￦	92,813
Cash and cash equivalents		57,322		7,470
Trade and other receivables		34,820		11,533
Other financial assets		8,847		—
Finance lease receivables		4,119		—
Property and equipment		90,895		21,457
Investment properties		7,178		—
Right-of-use assets		2,601		34,254
Intangible assets		1,819		3,311
Customer relationship (Intangible assets)		125,893		12,964
Deferred income tax assets		—		1,824
Long-term finance lease receivables		3,108		—
Other non-current assets		6,644		—
Investments in associates and joint ventures		2,760		—
Other non-current financial assets		1,965		—
Fair value of identifiable liabilities		85,560		82,781
Trade and other payables		32,075		22,648
Lease liabilities		2,620		40,021
Current provisions		345		—
Current income tax liabilities		2,401		—
Other current liabilities		2,940		680
Net defined benefit liabilities		4,535		—
Deferred income tax liabilities		40,376		2,204
Other non-current liabilities		268		631
Borrowings		—		16,597

Fair value of identifiable net assets	￦	262,411	￦	10,032

Intangible assets additionally identified by the Group as a result of major business combinations for the year

( I n millions of Korean won)	Goodwill		Customer relationship
HCN Co., Ltd.	￦	252,680	￦	125,893
Epsilon Global Communications Pte. Ltd.		149,706		12,964

Operating revenue and net profit and loss before elimination of intercompany transactions of the acquired companies transferred through major business combinations for the year ended December 31, 2021, are as follows:

	After business combination				2021 1
(In millions of Korean won)	Operating revenue		Profit (loss) for the year		Operating revenue		Profit (loss) for the year

HCN Co., Ltd.	￦	63,682	￦	7,882	￦	248,636	￦	21,821
Epsilon Global Communications Pte. Ltd.		15,670		(2,866)		60,178		(12,592)

1
Operating revenue and profit or loss of the entity for the current reporting period as though the acquisition date for all business combinations that occurred during the year had been as at the beginning of the annual reporting period.